Net Finance Costs - Summary of Net Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance costs [Line Items]
Interest expense incurred	¥ 3,278	¥ 3,913	¥ 4,200
Less: Interest expense capitalized	(185)	(327)	(498)
Net interest expense	3,093	3,586	3,702
Interest income	(306)	(429)	(354)
Foreign exchange losses	423	664	209
Foreign exchange gains	(502)	(530)	(322)
Net finance costs	¥ 2,708	¥ 3,291	¥ 3,235
Bottom of range [member]
Disclosure of finance costs [Line Items]
Capitalization rate of interest expense in construction in progress per annum	3.80%	3.90%	4.10%
Top of range [member]
Disclosure of finance costs [Line Items]
Capitalization rate of interest expense in construction in progress per annum	4.40%	4.90%	5.00%